Arrangements with Off-Balance Sheet Risk - Narrative (Details) - Contingent repurchase commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Minimum
Guarantor Obligations [Line Items]
Guarantor obligations, repurchase commitment, period post delivery	10 years	10 years
Maximum
Guarantor Obligations [Line Items]
Guarantor obligations, repurchase commitment, period post delivery	15 years	15 years